Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	702,716,006.44	35,891
Yield Supplement Overcollateralization Amount 12/31/18	35,985,434.00	0
Receivables Balance 12/31/18	738,701,440.44	35,891
Principal Payments	24,947,899.04	624
Defaulted Receivables	1,171,847.72	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	34,241,384.04	0
Pool Balance at 01/31/19	678,340,309.64	35,212

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.00%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,589,482.32	215
Past Due 61-90 days	1,696,628.69	86
Past Due 91-120 days	309,682.91	18
Past Due 121+ days	0.00	0
Total	6,595,793.92	319

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	421,047.30
Aggregate Net Losses/(Gains) - January 2019	750,800.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.22%
Prior Net Losses Ratio	0.70%
Second Prior Net Losses Ratio	0.61%
Third Prior Net Losses Ratio	0.50%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.46%

Overcollateralization Target Amount	17,976,018.21
Actual Overcollateralization	17,976,018.21
Weighted Average APR	3.15%
Weighted Average APR, Yield Adjusted	5.48%
Weighted Average Remaining Term	52.91

Flow of Funds	$ Amount

Collections	27,328,259.39
Investment Earnings on Cash Accounts	53,001.30
Servicing Fee	(615,584.53)
Transfer to Collection Account	0.00
Available Funds	26,765,676.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,317,891.44
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,753,722.63
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,976,018.21
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,644,397.05

Total Distributions of Available Funds	26,765,676.16

Servicing Fee	615,584.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 01/15/19	684,094,032.27
Principal Paid	23,729,740.84
Note Balance @ 02/15/19	660,364,291.43

Class A-1
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2
Note Balance @ 01/15/19	230,414,032.27
Principal Paid	23,729,740.84
Note Balance @ 02/15/19	206,684,291.43
Note Factor @ 02/15/19	60.7894975%

Class A-3
Note Balance @ 01/15/19	340,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	340,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-4
Note Balance @ 01/15/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	83,100,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	30,580,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,391,538.27
Total Principal Paid	23,729,740.84
Total Paid	25,121,279.11

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	420,505.61
Principal Paid	23,729,740.84
Total Paid to A-2 Holders	24,150,246.45

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3892044
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6899417
Total Distribution Amount	25.0791461

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.2367812
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	69.7933554
Total A-2 Distribution Amount	71.0301366

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	242.47
Noteholders' Principal Distributable Amount	757.53

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/19	2,548,816.60
Investment Earnings	5,077.59
Investment Earnings Paid	(5,077.59)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60